Leases (Details) - Schedule of Operating Lease Related Assets and Liabilities - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Right of use assets	$ 700,108	$ 629,487
Operating lease liabilities, current	124,512	325,394
Operating lease liabilities, noncurrent	503,847	136,395
Total operating lease liabilities	$ 628,359	$ 461,789